Earnings Per Share - Earnings Attributable to Equity Holders of Parent used to Calculate Basic and Diluted Earnings per share (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	€ 16	€ 55	€ 39	€ 31